CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (19,913,472)	$ (26,405,131)	$ (34,433,662)	$ (39,493,123)	$ (29,141,630)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	176,954	250,563	324,548	277,231	49,881
Stock-based compensation expense	1,698,323	3,266,879	4,219,165	6,572,963	6,597,359
Amortization and accretion on investments	11,537	(38,551)	(68,139)	16,161	9,523
Other non-cash items	22,274	0	1,781	3,434	4,123
Changes in operating assets and liabilities:
Restricted cash			0	240	(27)
Accounts receivable	(3,848)	(22,953)	1,796	(12,181)	0
Inventory	191,380	(79,864)	22,241	(454,132)	0
Prepaid expenses and other current assets	283,463	(130,196)	148,881	(17,409)	(538,178)
Other assets	0	64,800	64,800	(64,800)	100,103
Accounts payable	(725,182)	(274,525)	819,357	309,437	621,393
Accrued expenses and other current liabilities	(2,161,081)	1,309,611	1,124,648	746,879	1,570,216
Deferred revenue	0	9,227	(16,156)	88,344	0
Deferred rent	(44,116)	83,247	68,542	(9,475)	(18,881)
Other long term liabilities			0	(15,442)	0
Net cash used in operating activities	(20,463,768)	(21,966,893)	(27,722,198)	(32,051,873)	(20,746,118)
Investing activities
Purchases of marketable securities	(1,997,751)	(23,364,721)	(32,987,697)	(38,682,081)	(39,397,769)
Proceeds from maturities and sales of marketable securities	16,117,184	43,286,118	57,585,413	26,995,324	12,398,295
Purchases of property and equipment	0	(98,100)	(113,498)	(559,378)	(265,617)
Proceeds from sales of property and equipment	1,415	4,233	5,344	5,255	0
Net cash provided by investing activities	14,120,848	19,827,530	24,489,562	(12,240,880)	(27,265,091)
Financing activities
Proceeds from initial public offering, net of offering costs			0	0	80,435,430
Proceeds from exercise of common stock	118,010	2,047	2,632	22,098	8,321
Proceeds from early exercise of common stock			0	0	400,000
Net cash provided by financing activities	118,010	2,047	2,632	22,098	80,843,751
Net decrease in cash, cash equivalents			(3,230,004)	(44,270,655)	32,832,542
Net decrease in cash, cash equivalents and restricted cash	(6,224,910)	(2,137,316)
Cash and cash equivalents at beginning of period	19,186,036	22,416,040	22,416,040	66,686,695	33,854,153
Cash, cash equivalents and restricted cash at beginning of period	19,312,631	22,542,635	22,542,635
Cash and cash equivalents at end of period	12,961,126		19,186,036	22,416,040	66,686,695
Cash, cash equivalents and restricted cash at end of period	13,087,721	20,405,319	19,312,631	22,542,635
Supplemental cash flow information
Property and equipment purchases included in accounts payable	0	8,472
Property and equipment purchases included in accounts payable and accrued expense	$ 0	$ 7,100	0	7,100	106,680
IPO issuance costs paid in cash through December 31, 2014			$ 0	$ 0	$ 575,245